LEASES PAYABLE	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
LEASES PAYABLE
22.	LEASES PAYABLE

2019
Towers	7,373,373
Physical space	403,485
Stores	103,792
Real estate	72,719
Vehicles	196,657
Total	8,150,026
Current	1,510,097
Non-current	6,639,929
Movements in leases payable

Balance at J anuary 1, 2018
Initial adoption of IFRS 16	8,167,932
New contracts	237,575
Cancellations	(127,699)
Interest	958,573
Payments	(1,611,273)
Contractual changes	524,918
Balance at December 31, 2019	8,150,026
Maturity of long-term lease payments

2021	1,501,799
2022	1,414,630
2023	1,307,923
2024	1,253,069
2025 to 2029	4,882,027
2030 and thereafter	3,613,174
Total	13,972,622
Interest	(7,332,693)
Non-current	6,639,929
The present value of leases payable was calculated, based on a projection of future fixed payments, which do not take into consideration the projected monetary correction
, discounted using discount rates that range from 10.79% to 12.75% p.a.
Contracts not recognized as leases payable
The Company elected not to recognize a leased not to recognize a lease liability for short-term leases (leases with expected period of 12 months or less) or leases of low value assets. As at December 31, 2019, the payments made under such leases were recognized in profit or loss and amounted to R$78,134. Additionally, the Company also recognized in profit or loss the amount R$7,966, related to variable lease payments.